UNIT-BASED COMPENSATION - Cash-settled BPY Awards (Details) - Cash-Settled Share-Based Payment Arrangement	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding, beginning of the period (in shares) | shares	603,891	7,331,416	7,144,871
Number of share options granted (in shares) | shares	0	0	0
Number of share options exercised (in shares) | shares	0	(19,400)	(3,770)
Number of share options expired and forfeited (in shares) | shares	(30,201)	0	(246,836)
Number of share options reclassified (in shares) | shares	0	(6,708,125)	437,151
Number of share options outstanding, end of the period (in shares) | shares	573,690	603,891	7,331,416
Number of share options exercisable (in shares) | shares	573,690	505,092	5,627,610
Beginning balance, Weighted average exercise price (in usd per share) | $ / shares	$ 21.55	$ 20.38	$ 20.30
Weighted average exercise price, granted (in usd per share) | $ / shares	0	0	0
Weighted average exercise price, exercised (in usd per share) | $ / shares	0	12.63	19.51
Weighted average exercise price, Expired/forfeited (in usd per share) | $ / shares	18.09	0	21.87
Weighted average exercise price of share options reclassified (in usd per share) | $ / shares	0	20.20	22.48
Ending balance, Weighted average exercise price (in usd per share) | $ / shares	21.75	21.55	20.38
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 21.75	$ 21.48	$ 20.17